PORTFOLIO OF INVESTMENTS
as of September 30, 2024 (Unaudited)
1
Voya Solution 2045 Portfolio
Shares RA Value
Percentage
of Net
Assets
EXCHANGE-TRADED FUNDS : 8.5%
694,883  Vanguard FTSE
Developed Markets
ETF
$ 36,696,771
7.5
78,589  Vanguard Long-Term
Treasury ETF
4,836,367
1.0
Total Exchange-Traded
Funds
(Cost $33,572,280)
41,533,138
8.5
MUTUAL FUNDS : 91.5%
Affiliated Investment Companies : 91.5%
1,389,752  Voya High Yield Bond
Fund - Class R6
9,769,958
2.0
1,624,011  Voya Intermediate
Bond Fund - Class R6
14,583,619
3.0
3,050,338  Voya Large Cap Value
Portfolio - Class R6
19,583,172
4.0
2,281,110  Voya Multi-Manager
Emerging Markets
Equity Fund - Class I
24,453,494
5.0
6,937,219  Voya Multi-Manager
International Equity
Fund - Class I
78,043,712
16.0
1,342,945  Voya Multi-Manager
Mid Cap Value Fund
- Class I
14,624,668
3.0
253,671  Voya Russell
TM
Large
Cap Growth Index
- Class I
19,492,066
4.0
154,341
(1)
Voya Small Cap
Growth Fund - Class
R6
7,343,544
1.5
739,082  Voya Small Company
Fund - Class R6
12,202,250
2.5
8,291,956  Voya U.S. Stock Index
Portfolio - Class I
166,087,884
34.0
697,676  VY
®
Invesco Comstock
Portfolio - Class I
14,741,886
3.0
1,259,438  VY
®
T. Rowe Price
Capital Appreciation
Portfolio - Class R6
36,561,472
7.5
1,364,586  VY
®
T. Rowe Price
Diversified Mid Cap
Growth Portfolio
- Class R6
14,546,489
3.0
Shares Value
Percentage
of Net
Assets
MUTUAL FUNDS: (continued)
Affiliated Investment Companies: (continued)
155,636  VY
®
T. Rowe Price
Growth Equity Portfolio
- Class I
$ 14,614,221
3.0
Total Mutual Funds
(Cost $390,992,636)
446,648,435
91.5
Total Long-Term
Investments
(Cost $424,564,916)
488,181,573
100.0
Total Investments in
Securities
(Cost $424,564,916) $ 488,181,573 100.0
Liabilities in Excess
of Other Assets (59,124) 0.0
Net Assets $ 488,122,449 100.0
(1)
Non-income producing security.

PORTFOLIO OF INVESTMENTS
as of September 30, 2024 (Unaudited) (continued)
2
Voya Solution 2045 Portfolio
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of September 30, 2024 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant Other
Observable
Inputs
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
September 30,
2024
Asset Table
Investments, at fair value
Exchange-Traded Funds $ 41,533,138 $ — $ — $ 41,533,138
Mutual Funds 446,648,435 — — 446,648,435
Total Investments, at fair value $ 488,181,573 $ — $ — $ 488,181,573
Transactions with Affiliates
An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.
The following table provides transactions during the period ended September 30, 2024, where the following issuers were considered an affiliate:
Issuer
Beginning
Fair Value
at 12/31/2023
Purchases
at Cost
Sales
at Cost
Change In
Unrealized
Appreciation/
(Depreciation)
Ending
Fair
Value at
9/30/2024
Investment
Income
Realized
Gains/
(Losses)
Net
Capital
Gain
Distributions
Voya High Yield Bond Fund - Class
R6
$ 9,018,224 $ 1,512,186 $ (895,365) $ 134,913 $ 9,769,958 $ 468,692 $ 32,435 $ —
Voya Intermediate Bond Fund -
Class R6
13,088,001 3,461,033 (2,303,724) 338,309 14,583,619 483,439 (27,054) —
Voya Large Cap Value Portfolio -
Class R6
19,427,051 1,596,349 (6,631,317) 5,191,089 19,583,172 38,978 (3,114,246) 931,926
Voya Multi-Manager Emerging
Markets Equity Fund - Class I
27,317,180 1,039,853 (8,803,721) 4,900,182 24,453,494 — (2,658,485) —
Voya Multi-Manager International
Equity Fund - Class I
40,332,405 38,059,017 (10,393,734) 10,046,024 78,043,712 — (2,780,481) —
Voya Multi-Manager International
Factors Fund - Class I
40,610,833 2,258,317 (43,838,284) 969,134 — — 1,553,785 —
Voya Multi-Manager Mid Cap Value
Fund - Class I
11,206,010 5,795,092 (4,706,421) 2,329,987 14,624,668 — (636,366) —
Voya Russell
TM
Large Cap Growth
Index - Class I
17,424,702 2,677,715 (2,798,543) 2,188,192 19,492,066 76,846 1,242,976 673,817
Voya Small Cap Growth Fund -
Class R6
6,934,933 155,793 (850,035) 1,102,853 7,343,544 — 164,200 —
Voya Small Company Fund - Class
R6
11,482,344 1,523,606 (1,790,950) 987,250 12,202,250 — 205,968 —
Voya U.S. Stock Index Portfolio -
Class I
148,191,282 29,183,015 (31,319,638) 20,033,225 166,087,884 128,951 (1,803,473) 11,899,312
VY
®
Invesco Comstock Portfolio -
Class I
13,650,236 1,822,736 (1,375,885) 644,799 14,741,886 12,665 68,656 1,271,928
VY
®
T. Rowe Price Capital
Appreciation Portfolio - Class R6
33,769,650 2,614,316 (3,724,975) 3,902,481 36,561,472 153,294 (245,723) 424,612
VY
®
T. Rowe Price Diversified Mid
Cap Growth Portfolio - Class R6
11,198,906 7,200,009 (5,785,110) 1,932,684 14,546,489 — (1,611,583) 1,432,486
VY
®
T. Rowe Price Growth Equity
Portfolio - Class I
16,160,382 2,245,516 (5,569,808) 1,778,131 14,614,221 — (43,101) 1,317,407
$ 419,812,139 $ 101,144,553 $ (130,787,510) $ 56,479,253 $ 446,648,435 $ 1,362,865 $ (9,652,492) $ 17,951,488
The financial statements for the above mutual fund[s] can be found at www.sec.gov.

PORTFOLIO OF INVESTMENTS
as of September 30, 2024 (Unaudited) (continued)
3
Voya Solution 2045 Portfolio
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation $ 63,616,657
Gross Unrealized Depreciation —
Net Unrealized Appreciation $ 63,616,657